Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 185	€ 295
Property, plant and equipment at end of period	114	185
Impairment recognized on tangible assets	0	0
GROSS AMOUNT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	648	640
Addition	35	9
Exchange effect	(26)	(1)
Property, plant and equipment at end of period	657	648
AMORTIZATION/DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(463)	(345)
Increase	104	118
Exchange effect	(23)
Property, plant and equipment at end of period	(544)	(463)
Equipment and tooling
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	95	126
Property, plant and equipment at end of period	85	95
Equipment and tooling | GROSS AMOUNT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	285	279
Addition	30	7
Exchange effect	(18)	(1)
Property, plant and equipment at end of period	297	285
Equipment and tooling | AMORTIZATION/DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(190)	(153)
Increase	40	38
Exchange effect	(18)	(1)
Property, plant and equipment at end of period	(212)	(190)
Equipment and tooling (finance lease)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	38	74
Property, plant and equipment at end of period	1	38
Equipment and tooling (finance lease) | GROSS AMOUNT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	181	181
Property, plant and equipment at end of period	181	181
Equipment and tooling (finance lease) | AMORTIZATION/DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(143)	(107)
Increase	37	36
Property, plant and equipment at end of period	(180)	(143)
General facilities, fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	19	52
Property, plant and equipment at end of period		19
General facilities, fixtures and fittings | GROSS AMOUNT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	90	90
Addition		1
Exchange effect	(5)	(1)
Property, plant and equipment at end of period	85	90
General facilities, fixtures and fittings | AMORTIZATION/DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(71)	(38)
Increase	18	35
Exchange effect	(4)	(2)
Property, plant and equipment at end of period	(85)	(71)
Office, IT equipment, furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	33	43
Property, plant and equipment at end of period	26	33
Office, IT equipment, furniture | GROSS AMOUNT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	92	90
Addition	5	1
Exchange effect	(3)	1
Property, plant and equipment at end of period	94	92
Office, IT equipment, furniture | AMORTIZATION/DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(59)	(47)
Increase	9	9
Exchange effect	(1)	3
Property, plant and equipment at end of period	€ (67)	€ (59)